SUBSEQUENT EVENT (Details Narrative)				6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 CNY (¥)	Mar. 12, 2021 HKD ($)	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares
Subsequent Event [Line Items]
Compensation received | $				$ 3,149,106			$ 1,064,358
Common stock, par value				$ 0.001			$ 0.001	$ 0.001
Preliminary Prospectus [Member]
Subsequent Event [Line Items]
Number of common stock issued | shares							15,889,371
Common stock, par value							$ 0.001
Share issued price per shares							$ 3.38
Subsequent Event [Member] | BVI Wetouch [Member]
Subsequent Event [Line Items]
Consideration amount | $			$ 10,000
Subsequent Event [Member] | Sichuan Wetouch Technology Co. Ltd. [Member]
Subsequent Event [Line Items]
Compensation received	$ 17,700,000	¥ 115,200,000
Monthly rent					$ 46,154	¥ 300,000